[logo] PIONEER Investments(R)







                                                 March 5, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust VII (the "Trust")
     File Nos. 333-62166 and 811-10395
     CIK No. 0001140157


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and Statement of Additional Information relating to the offering of Pioneer Global High Yield Fund Class A, Class B, Class C, Class Y and Class Z shares and the form of prospectus relating to the offering of Pioneer Global Diversified Equity Fund Class A, Class C and Class Y shares do not differ from those contained in Post-Effective Amendment No. 14 to the Trust's registration statement on Form N-1A filed electronically with the Commission on February 26, 2010 (SEC Accession No. 0001140157-10-000004).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

                                                 Very truly yours,

                                                 /s/Lauren Giudice
                                                 Lauren Giudice


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


"Member of the UniCredit S.p.A. banking group"